PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about additions of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 62,179	$ 21,443
Additions related to business combinations (Note 27)	(6,240)	(11,862)
Net change in deferred charges and deposits related to purchases of property, plant and equipment	2,319	2,668
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(6,579)	(492)
Purchase of property, plant and equipment	48,748	11,757
RIGHT-OF-USE ASSETS
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 2,931	$ 0